Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2017
Share capital, reserves and other equity interest [Abstract]
Disclosure of issued share capital
The issued share capital of the Company at December 31 consisted of:

	December 31, 2017		December 31, 2016
	Number	CHF	Number	CHF
Common shares with a nominal value of CHF 0.40 each	48,373,890	19,349,556	34,329,704	13,731,881
Total	48,373,890	19,349,556	34,329,704	13,731,881

	Common Shares (Number)
	2017	2016
As of January 1	34,329,704	34,303,891
Common shares issued or for stock options exercises with a
nominal value of CHF 0.40 each
Common shares issued for the follow-on offering with a	14,044,186
nominal value of CHF 0.40 each
Restricted shares issue for bonus purposes	—	25,813
nominal value of CHF 0.40 each
Total, as of December 31	48,373,890	34,329,704